NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION - Non-consolidated and condensed balance sheets (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Current assets	$ 1,689.1	$ 788.8
Other assets	97.6	91.7
Total assets	9,644.9	9,217.4
Liabilities and equity
Current liabilities	1,130.2	1,175.6
Long-term debt	5,292.6	5,617.2
Other liabilities	195.0	202.8
Equity attributable to shareholders	2,255.8	1,590.4
Total liabilities and equity	9,644.9	9,217.4
Quebecor Media
Assets
Current assets	161.8	168.0
Investments in subsidiaries at cost	2,536.4	2,527.9
Advances to subsidiaries	35.7	21.5
Convertible obligations, subordinated loans and notes receivable - subsidiaries	149.0	425.0
Other assets	347.2	427.3
Total assets	3,230.1	3,569.7
Liabilities and equity
Current liabilities	66.3	59.7
Long-term debt	1,974.8	2,402.0
Advances from subsidiaries	145.2	146.4
Other liabilities	36.7	45.1
Subordinated loan from subsidiaries	491.0	425.0
Equity attributable to shareholders	516.1	491.5
Total liabilities and equity	$ 3,230.1	$ 3,569.7